Basis of preparation and presentation	12 Months Ended
Jun. 30, 2018
Basis Of Preparation And Presentation
Basis of preparation and presentation
2.	Basis of preparation and presentation

The significant accounting policies applied when preparing these financial statements are described below. These policies are being consistently applied in all years presented, unless otherwise stated.

2.1. Basis of preparation

On October 23, 2018, Brasilagro’s Executive Board, Board of Directors and Fiscal Council approved the Company’s consolidated financial statements and authorized their issuance.

The consolidated financial statements have been prepared and are presented in accordance with International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB). All the references to IFRS in these financial statements correspond to the IFRS as issued by the IASB.

The consolidated financial statements have been prepared on the historical cost basis, except where otherwise stated, as described in the summary of significant accounting policies.

Management has not identified any significant uncertainty as to the Company’s ability to continue as a going concern in the next 12 months.

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires that Management use judgment in the process of application of the Company’s accounting policies. Those areas requiring a higher level of judgment and with more complexity, as well as the areas in which assumptions and estimates are significant for the financial statements, are disclosed in Note 3.

Non-financial data included in these financial statements, such as sales volume, planted and leased area, number of farms, and environment were not examined by the independent auditors.

All monetary amounts in these financial statements are presented in thousands of Brazilian reais, except where otherwise stated. Some of the totals presented in these financial statements may not cast due to rounding.

Basis of consolidation

The consolidated financial statements comprise the financial statements of Brasilagro and its subsidiaries as of June 30, 2018 and 2017, as described bellow:

	Ownership %
	2018	2017	2016
Jaborandi Agrícola Ltda	99.99	99.99	99.99
Imobiliária Jaborandi	99.99	99.99	99.99
Cremaq	99.99	99.99	99.99
Engenho de Maracaju	99.99	99.99	99.99
Araucária	99.99	99.99	99.99
Mogno	99.99	99.99	99.99
Cajueiro	99.99	99.99	99.99
Ceibo	99.99	99.99	99.99
Flamboyant	99.99	99.99	99.99
Palmeiras (a)	99.99	99,99	—
Moroti (a)	99.99	—	—
FIM Guardian Exclusive Fund (b)	—	100.00	100.00

(a)	Subsidiary incorporaded during the Cresca spin-off process, as per Note 1.1.

(b)	During the year, the Company extinguisned its exclusive investment fund (FIM Guardian).

The subsidiaries are fully consolidated from the date of acquisition and consolidation ceases when the Company loses control. The financial statements of the subsidiaries are prepared for the same reporting period of Brasilagro, using consistent accounting policies. All intergroup balances, revenues and expenses are fully eliminated in the consolidated financial statements.

2.2. Foreign currency translation

a)	Functional and presentation currency

The Company’s functional and presentation currency is the Brazilian Real (R$). The items included in the financial statements of the subsidiaries located in Brazil are measured using Brazilian Reais (R$) as their functional currency. The U.S. Dollar is the functional currency of the joint venture Cresca S.A. (“Cresca”), and subsidiaries Palmeiras S.A. (“Palmeiras”) and Agropecuária Moroti S.A. (“Moroti”), all headquartered in Paraguay.

b)	Transactions and balances in foreign currencies

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuations when items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations.

c)	Foreign operations

In the preparation of the consolidated financial statements, the financial statements of Palmeiras, Moroti and Cresca, are translated into reais as follows: a) balance sheet at the exchange rate at year end and b) statement of income and cash flows, at the average exchange rate.

The effects from variations in the foreign exchange rate resulting from the translation of foreing operations are presented in “Currency translation adjustment of foreign operations” in the statement of comprehensive income and in the statement of changes in equity.

2.3. Investment in joint venture

Our investments in the joint venture Cresca, is recorded under the equity method.

A joint venture is an agreement whereby the parties sharing joint control are entitled to the net assets of the joint ventures. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about relevant activities require the unanimous consent of the parties sharing control.

2.4. Cash and cash equivalents and marketable securities

Cash and cash equivalents includes cash, bank deposits maturing within 90 days from the transaction date and short-term highly liquid repurchase agreements for which there are no fines or other restrictions for their immediate redemption. Cash equivalents are recorded at cost plus earnings accrued up to the balance sheet dates, not exceeding market or realization value.

Marketable securities include the financial investments provided as guarantee for loans and financing recorded in noncurrent assets based on the maturities of referred to loans and financing.

Considering the nature of investments held by the Company, there are no significant differences between their book value and the market value. Investments are recorded at the original cost plus earnings accrued through the balance sheet date on a pro-rata temporis basis.

Bank deposit certificates and repo transactions may mature in a term exceeding 90 days, and may have repurchase guarantee contractually provided by the issuer of the security, allowing the redemption of the securities at their original amount invested plus interest, with no penalty. These investments are classified as cash equivalents. Investments in deposit certificates that are not eligible for redemption without penalties are classified as marketable securities.

Certain debt agreements require the Company to keep marketable securities as a guarantee for the outstanding balances. Such investments are restricted while held in guarantee. The Company discloses the purchases and sales of such investments as investment activities in the statement of cash flows.

Fixed-income investments are intended to maintain the value of the resources held by the Company and not yet allocated to rural activities, and are governed by a policy approved by the Board of Directors.

The statement of cash flows in relation to financing and investment activities, include only transactions that have actually impacted cash and cash equivalents.

2.5. Financial instruments

2.5.1. Classification and measurement

The Company classifies its financial assets and liabilities in the following classes: measured at fair value through profit or loss, loans and receivables and available for sale.

a)	Financial assets and liabilities measured at fair value through profit or loss

Financial assets and liabilities at fair value through profit or loss comprise financial assets held for trading and financial assets and liabilities designated upon initial recognition at fair value through profit or loss. A financial asset is classified as held for trading if: (i) acquired principally for the purpose of selling in the near term (ii) it is a derivative (unless designated as effective hedging instruments) or, (iii) the measurement at fair value reduces or eliminates inconsistences with the measument used by the Company’s financial management.

The Company designates at initial recognition, certain financial assets at fair value through profit or loss. This designation cannot be changed later. These assets are limited to restricted marketable securities, derivatives and receivables from the sale of farms, which are included in the Consolidated statement of financial position in “Trade accounts receivable”.

Changes in fair value related to receivable from the sale of farms designated at fair value through profit or loss are recognized in “Gain (loss) on remeasurement of receivables from the sale of farms” in “financial income and expenses” (Note 23).

b)	Loans and receivables

The category includes loans granted and receivables which are non-derivative financial assets with fixed or determinable payments, not quoted in an active market. They are included in current assets, except for those with maturities exceeding 12 months after the balance sheet date, which are classified as non-current assets. The Company’s loans and receivables is comprised of trade receivables, other receivables, and marketable securities given in guarantee on loans and financing and transaction with related parties. Loans and receivables are recorded at amortized cost, using the effective interest rate method. Interest income is included in the caption financial income in the statement of operations.

c)	Available for sale financial assets

Available for sale financial assets are those non-derivative instruments which are not classified as (a) loans and receivables, (b) investments held to maturity (c) financial assets at fair value through profit or loss. These financial assets include equity instruments and debt securities. Debt securities in this category are those intended to be held for an indefinite period and which may be sold to meet liquidity needs or as response to the changes in market conditions.

After initial recognition, available-for-sale financial assets are measured at fair value, with unrealized gains and losses directly recognized in the available-for-sale reserve in other comprehensive income until the investment is derecognized. Impairment losses, interest income and gains or losses on foreign exchange on monetary assets are recognized in profit or loss for the year.

When the investment is derecognized or when there is an impairment loss, the cumulative gains or losses previously recognized in other comprehensive income (loss) shall be recognized in profit or loss for the year.

d)	Financial liabilities at amortized cost

The Company recognizes bonds issued and subordinated liabilities initially on the date when they are originated. Financial liabilities are initially recognized at fair value plus transaction costs. After initial recognition, these financial liabilities are measured at amortized cost through the effective interest rate method. The amortization of the effective interest rate method is included in the financial expenses caption in the statement of income. The Company’s financial liabilities mainly include trade accounts payable, loans and financing, debentures, financial leases and accounts payable from acquisitions of farms.

2.5.2. Recognition

Regular purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets are written-off when the rights to receive cash flow from investments have expired or have been transferred; in the latter case, provided the Company has transferred, significantly, all risks and benefits of ownership.

2.5.3 Impairment of financial assets

The Company assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are recognized only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event”), that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets and it can be reliably estimated.

The criteria that the Company uses to determine if there is objective evidence of an impairment loss include:

(i)	significant financial difficulty of the issuer or debtor;

(ii)	a breach of contract, such as a default or delinquency in interest or principal payments;

(iii)	the Company, for economic or legal reasons relating to the borrower’s financial difficulty, grants to the borrower a concession that the lender would not otherwise consider;

(iv)	it becomes probable that the borrower will go bankrupt or undergo any other financial reorganization;

(v)	the disappearance of an active market for that financial asset because of financial difficulties; or

(vi)	observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot be yet identified with the individual financial assets in the portfolio, including:

●	adverse changes in the payment status of borrowers in the portfolio; and

●	national or local economic conditions that correlate to defaults on the assets in the portfolio.

The amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognized in the statement of operations. If a loan or held-to-maturity investment has a variable interest rate, the discount rate for measuring any impairment loss is the current effective interest rate determined under the contract. As a practical expedient, the Company may measure impairment based on an instrument’s fair value using an observable market price.

If, in a subsequent period, the amount of the impairment loss decreases and can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss is recognized in the statement of operations.

2.6. Derivative financial instruments

Derivative financial instruments are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument. Although the Company uses derivative financial instruments for economic hedge purposes, it has not applied hedge accounting.

Any gains or losses arising from changes in the fair value of derivatives during the year are recognized immediately in the statement of income (Note 23). The fair value of derivative financial instruments is disclosed in Note 6.

2.7. Trade receivables

Trade receivables are amounts due from customers for merchandise and farms sold in the ordinary course of business. If collection is expected in one year or less, trade receivables are classified as current assets, otherwise, they are presented as non-current assets.

Trade receivables not related to the sale of farms are initially recognized at fair value, and subsequently, measured at amortized cost under the effective interest rate method, less an allowance for doubtful accounts, as appropriate.

Trade receivables related to the sale of farms for which the amount of cash receivable is contractually determined in Reais, equivalent to a quantity of soybean bags, are designated at fair value through profit or loss upon initial recognition. The amount of the receivable is subsequently remeasured at each balance sheet date by applying to the contractual committeed quantity of sacks of soybean by the quotation of soybean for future delivery at the maturity date of each installment (or based on estimates and quotations of brokers when there is no quotation of soybean for future delivery on a specific maturity date) and by translating the resulting U.S. dollars amount to Reais using the U.S. dollar exchange rate for future delivery on the same maturity date (considering that future soybean quotations are denominated in US$) and finally discounting the resulting amount to present value. The gain (loss) on remeasurement of the receivable is recognized in Financial income and expenses under “Gain (loss) on remeasurement of receivables from sale of farms” (Note 23).

2.8. Inventories

Agricultural products from biological assets are measured at fair value when they are ready to be harvested, less selling expenses, when they are reclassified from biological assets to inventories.

Seeds, manures, fertilizers, pesticides, fuel, lubricants, warehouse and sundry materials are measured at average acquisition cost.

Upon identification of the loss of quality of products which affect their sales (either due to storage, load, transportation and other events related to the operation), these products are counted and physically segregated.In addition, an internal process to record, approve, dispose of or allocate inventories, is initiated through the approval of the responsible officers duly formalized in the Company’s management system.

An adjustment to net realizable value of agricultural products is recognized when the fair value recorded in inventories is higher than the net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell. Adjustments to net realizable value are recognized in the statement of income in “Adjustment to net realizable value of agricultural products after harvest”.

2.9. Biological assets

The Company’s and its subsidiaries’ biological assets consist mainly of the cultivation of soybean, corn, sorghum, sugarcane and beef cattle, which are measured at fair value less costs to sell.

(a)	Agricultural activity

The fair value of biological assets is determined upon their initial recognition and at each subsequent balance sheet date. Gains and losses arising from the changes in fair value of biological assets is determined as the difference between fair value and the costs incurred in the plantation and treatment of crops of biological assets and agricultural products at the balance sheet date, and are recorded in the statement of income in “Changes in fair value of biological assets”. In certain circumstances, the estimated fair value less cost to sell approximate cost incurred at that moment, especially when only a minor biological transformation has taken place or when no material impact is expected from that biological transformation on the price. Biological assets continue to be recorded at their fair value.

The sugarcane crops productive cycle is five years on average, and for a new cycle to start depends on the completion of the previous cycle. In this regard, the current cycle is classified as biological asset in current assets, and the amount of the constitution of the bearer plant (bearer of the other cycles) are classified as permanent culture in property, plant and equipment . The calculation methodology used to estimate the fair value of the biological asset “sugarcane” was the discounted cash flows at a rate reflecting the risks and the terms of the operation. As such, the Company projected the future cash flows in accordance with the projected productivity cycle, taking into consideration the estimated useful life of each area, the prices of Total Sugar Recoverable (“ATR”), estimated productivity and the related estimated costs of production, including the cost of land, harvest, loading and transportation for each hectare planted.

The soybean, corn and sorghum are temporary cultures, in which the agricultural product is harvested after a period of time spanning from 110 to 180 days after the planting date, depending on the cultivation, variety, geographic location and climate conditions. The calculation methodology used to estimate the fair value of the grains was the discounted cash flows at a rate reflecting the risk and terms of operations. As such, we projected the future cash flows taking into consideration the estimated productivity, costs to be incurred based on the Company’s budget or on new internal estimates and market prices. The commodities’prices available in futures markets, were obtained from quotes on the following boards of trade: CBOT (“Chicago Board of Trade”), B3 (Bolsa, Brasil, Balcão), and NYBOT (“New York Board of Trade”). For the agricultural products not quoted in these of markets, we used the prices obtained through direct market surveys or disclosed by specialized companies. We considered the related logistic expenses and tax discounts in order to arrive at the prices of each of these products in each production unit of the Company.

As mentioned above, the fair value of the biological assets disclosed in the balance sheet was determined using valuation techniques – the discounted cash flows method. The data used in these methods is based on the information observed in the market, whenever possible, and if unavailable, a certain level of judgment is required to establish such fair value. Judgment is used to determine the data to be used, e.g. price, productivity and production cost. Changes in the assumptions on these inputs might affect the fair value of biological assets.

There were no changes in the valuation methodology used to estimate the fair value of the biological assets.

(b)	Cattle raising activity

On June 14, 2016, the Company started raising cattle, which typically consists of producing and selling beef calves after weaning, which characterizes the activity as breeding.

For segregation purposes, when applicable, the Company classifies its cattle herd into: cattle (current assets), which can be sold as a biological asset for meat production; and breeding cattle (non-current assets), which is used in farm operations to generate other biological assets. Up to the reporting date the Company only had cattle, which includes calves, heifers, cows and bulls.

The fair value of beef cattle is determined based on market prices, given the existence of an active market. Gain or loss from changes in the fair value of beef cattle is recognized in profit or loss for the period (Note 9). The Company considered the prices in the cattle market in Bahia state, considered the principal market, and the metrics used in the market. Accordingly, beef and breeding cattle are measured based on weight and the age bracket of animals.

2.10. Investment properties

The Company’s business strategy aims mainly at the acquisition, development, exploration and sale of rural properties where agricultural activities can be developed. The Company acquires rural properties believed to have significant potential of appreciation in value by means of maintenance of assets and development of profitable agricultural activities. By acquiring rural properties, the Company seeks to implement higher value added crops and transform these rural properties with investments in infrastructure and technology, in addition to entering into lease contracts with third parties. Based on this strategy, whenever the Company considers that its rural properties are profitable, it sells these rural properties to realize capital gains.

The land of rural properties purchased by the Company is measured at acquisition cost, which does not exceed its net realizable value, and is presented in “Non-current assets”. The fair value of each property is disclosed in Note 10.

Buildings, improvements and opening of areas in investment properties are measured at historical cost, less accumulated depreciation, following the same criteria described for property, plant and equipment in Note 2.11.

2.11. Property, plant and equipment

Property, plant and equipment is measured at historical cost less accumulated depreciation. Historical cost includes expenditures directly attributable to the acquisition of the items. Historical cost also includes borrowing costs related to the acquisition of qualifying assets.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. All other repair and maintenance costs are recognized in profit or loss, as incurred.

Depreciation is calculated using the straight-line method over their estimated useful lives, at the depreciation rates described below:

Annual depreciation rates %

Buildings and improvements	2-20
Equipment and facilities	10
Vehicles and agricultural machinery	13-20
Furniture and fixtures	10
Opening of areas	10-20
Permanent cultures	16-27

The residual amount and useful lives of property, plant and equipment are revised and adjusted, if appropriate, at the end of each year.

An asset carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount exceeds its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the sale price with the carrying amount and are recognized in “Other operating income (expenses), net” in the statement of income.

2.12. Intangible assets

Intangible assets includes software license and acquired contractual rights and are amortized over their estimated useful life of 5 years.

Costs associated with software maintenance are recognized as an expense as incurred.

The Company has no intangible assets with indefinite useful life.

2.13. Impairment of non-financial assets

Pursuant to IAS 36 – Impairment of Assets, assets with finite useful lives are reviewed for impairment indicators on each balance sheet date and whenever events or changes in circumstances indicate that the book value may not be recoverable. If any indication exists, the assets are tested for impairment. An impairment loss is recognized for the difference between the asset’s carrying amount and its recoverable amount.

On June 30, 2018 and 2017, no indication of impairment of assets was identified.

2.14. Trade accounts payables

Trade account payables are obligations to pay for goods or services acquired from suppliers in the ordinary course of business. Trade accounts payables are classified as current liabilities if payment is due within one year or less, otherwise they are classified as non-current liabilities.

2.15. Loans, financing and debentures

Loans, financing and debentures are recognized initially at fair value, net of transaction costs incurred, and subsequently carried at amortized cost. Any difference between the procceds (net of transaction costs) and the settlement value is recognized in the statement of income over the agreement period using the effective interest rate method.

Fees paid in raising credit facilities are recognized as transaction costs to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the drawdown occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquididation services and amortized over the period of the facility to which it relates.

Loans, financing and debentures are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months or longer after the balance sheet date.

2.16. Provisions

Provisions are recognized when the Company has a present, legal or constructive obligation as a result of past events and it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

Contingent liabilities arising from labor, social security, tax, environmental, contractual, operating obligations and administrative and judicial claims are recorded at their estimated amount when the likelihood of loss in considered probable (Note 3.a).

2.17. Current and deferred income tax and social contribution

(a)	Current income tax and social contribution

Current income tax and social contribution are calculated applying a rate of 15%, plus surtax of 10% on taxable profit exceeding R$240 per annum for income tax, and 9% on taxable profit for social contribution on net profit. Income tax and social contribution loss carryforwards can be used to offset the payment of income tax and social contribution tax payable limited to 30% of annual taxable profit, except for the rural activity which may reach 100% of annual taxable profit. Tax loss carryforwards do not expire. As allowed by the Brazilian tax legislation, certain subsidiaries opted for a tax regime under which taxable profit is computed as a percentage of revenues. Under this regime, taxable profit for income and social contribution tax is calculated by applying a rate of 8% and 12% on gross revenue, respectively, on which the statutory rates for income and social contribution tax are applied.

(b)	Deferred income tax and social contribution

Deferred income taxes are recognized for temporary differences between the tax base of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. A deferred income tax liability is recognized for all the temporary differences, whereas deferred income tax assets are only recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized, including the recognition of a deferred tax asset related to unused tax loss carryforwards. Deferred tax assets and liabilities are classified as non-current. Income tax related to items directly recognized in equity are also recognized in equity.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year whae the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. Suh rates are 25% for income tax and 9% for social contribution tax (Notes 16).

2.18. Employee benefits

a)	Share-based payments

The Company operates a number of equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options and shares) of the Company.

The cost of transactions settled with shares is recognized as expense for the year, jointly with a corresponding increase in equity during the year in which the conditions of performance and/or provision of services are met. The accumulated expenses recognized in connection with the equity instruments on each base date, until the date of acquisition, reflect the extent to which the acquisition period has expired and the best estimate of the Company and its subsidiaries as to the number of equity instruments to be acquired.

The expense or reversal of expenses for each year represents the changes in accumulated expenses recognized in the beginning and end of the year. Expenses related to services that did not complete their acquisition period are not recognized, except for transactions settled with shares in which the acquisition depends on a market condition or on the non-acquisition of rights, which are treated as acquired, irrespective of whether the market condition or the condition of non-acquisition of rights is fulfilled or not, provided that all other conditions of performance and/or provision of services are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized in case of modification that raises the total fair value of the transaction paid for with shares or that otherwise benefits the employee, as measured on the date of modification.

If an equity instrument is canceled, such instrument is treated as if it was fully acquired on the date of cancellation, and any expenses not yet recognized, relating to the premium, are recognized immediately in the profit or loss of the year.

This includes any premium whose non-acquisition conditions under the control of the Company or the employee are not met. However, if the canceled plan is replaced by a new plan and substitute grants are generated, on the date it is granted, the canceled grant and the new plan will be treated as a modification of the original grant, as described in the previous paragraph. All cancellations of transactions with share-based payments will be treated the same.

b)	Profit sharing

The Company provides employees a profit-sharing program, under which all of the employees have the right to receive annual bonuses based on the Company’s consolidated financial and operational results, and also on personal goals set for individual employees. Profit sharing is usually recognized at year end, when the amount can be reliably measured by the Company.

2.19. Capital

Common shares are recorded in equity. Incremental costs directly attributable to issue new shares or options are shown in equity as a deduction of the issued amount, net of taxes.

2.20. Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities, including leases. Revenue is presented net of taxes, returns and discounts.

The Company recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the entity and when specific criteria have been met for each of the Company’s activities, as described below. The Company’s estimates are based on past experience, taking into consideration the type of customer, the type of transaction and transaction specifics.

a)	Sale of goods

Revenue from grain and sugarcane sales is recognized when the significant risks and benefits of ownership of the goods are transferred to the purchaser, usually when the products are delivered to the purchaser at the determined location, according to the agreed sales terms.

In the case of grains, the Company normally enters into forward contracts under which the Company is entitled to determine the sale price for the total or partial volume of grains sold, through the delivery date, based on formulas contractually agreed upon. In some cases, the formulas used to determine the sales price are estated in U.S. Dollars. The Reais amount is also contractually determined, which is based on the exchange rate applicable a couple of days prior to settling the transaction. The price can also be adjusted by other factors, such as humidity and other technical characteristics of grains.

Upon the delivery of grains, revenue is recognized based on the price determined for each client considering the foreign exchange rate on the delivery date. After the grains are delivered to the client, the quality and final weight areassessed, and the final price of the transaction is agreed upon, which result in adjusting the original contractual amounts, and any foreign exchange rate variation through the settlement date.

b)	Sale of farms

Gain on sale of farms is not recognized until (i) the sale is completed, (ii) the Company has determined that it is probable the buyer will pay, (iii) the amount of revenue can be measured reliably, and (iv)  the Company has transferred all risks and rewards to the buyer, and does not have a continuing involvement. The result from sales of farms is presented in the statement of operations as “Gain on sale of farms” net of the related cost.

c)	Sale of beef cattle

Revenue from the sale of beef cattle is recognized when the material risks and the benefits of cattle ownership are transferred to the buyer, usually when the cattle is delivered to the buyer at the specified place, in accordance with the terms of the sale agreed upon.

As for the sale of beef cattle, the company’s operation consists basically of a project involving the production and sale of beef calves after weaning (this process is called rearing). However, some animals that prove to be infertile may be sold to meat packers for slaughtering. The pricing for sale of rearing cattle is based on the price of the arroba of fed cattle in the respective market (the arroba price is verified on the transaction date), the animal weight, plus the premium related to the category. The sale of animals for slaughtering, in turn, considers the price of the arroba of fed cattle or heifer/cow on the date of sale in the respective market, applied to carcass yields.

2.21. Financial income and expenses

Includes interest and foreing exchange variations arising from loan and financing contracts, marketable securities, trade accounts receivable, gain (loss) on remeasurement of receivables from sale of farms and machinery, gains and losses for changes in fari value of derivative financial instruments, as well as discounts obtained from suppliers for the prepayment trade accounts payable.

2.22. Leases

a)	Company as lessee

The Company classifies lease of farms as operating leases to the extent that a significant portion of the risks and benefits of the ownership is held by the lessor and classifies lease of sugarcane crops as financial leases to the extent that a significant portion of the risks and benefits of ownership is transferred to the lessee. The lease expenses are initially recorded as part of biological assets and recorded as cost of sales of agricultural products upon the sale. The lease payments are measured based on a future quotation of soybean and as such, do not have a fixed value, but rather depend on the soybean quotation on a future date, are considered contingent payments.

b)	Company as lessor

Revenues from operating lease of land are recognized on a straight line basis over the leasing period. When the lease price is defined in quantities of agricultural products or livestock, the lease amount is recognized considering the price of the agricultural product or livestock effective at the balance sheet date or at the date established in the contract, as the case may be. The amounts received in advance are recognized in current liabilities under the caption “Other liabilities”.

Leasing arrangements under which a significant portion of the risks and benefits of ownership of the land are retained by the lessor are classified as operating leases.

2.23. Distribution of dividends

Distribution of dividends to the Company’s stockholders are recognized as a liability in the Company’s financial statements at year-end based on the Company’s articles of incorporation. Any amount that exceeds the minimum legally required is only approved at the shareholders’ general meeting according to the proposal submitted by the Board of Directors. The tax benefit of interest on equity is recognized in the statement of operations.

2.24. Adjustment to present value – assets and liabilities

Assets and liabilities arising from long-term operations and short-term operations for which the financing component could have a material effect, are adjusted to present value.

Accordingly, certain elements of assets and liabilities are adjusted to present value, based on discount rates, which aim to reflect the best estimates of time value of money.

The discount rate used varies depending on the characteristics of the assets and liabilities including the risk and terms of the specific item, and it is based on the average rate of loans and financing obtained by the Company, net of inflationary effects.

2.25. Basic and diluted earnings per share

Basic earnings per share is calculated by dividing the available profit by the weighted average number of common shares outstanding during the year.

Diluted earnings per share is calculated by dividing the available profit by the weighted average number of common shares outstanding during the year plus the weighted number of additional shares that would be issued on conversion of all dilutive potential common shares into common shares, such as stock options and warrants.

2.26. Statement of cash flows

The statement of cash flows is prepared and presented in accordance with IAS 7.

Interest paid is classified as cash flows from financing activities since it represents costs for obtaining financial resources, and are not considered cash flows from operating activities of the Company.

2.27. New standards, amendments and interpretations

New or revised pronouncements applied for the first time in the current year

The Company understands that the amendments and revisions of the rules issued by the International Accounting Standards Board (IASB), to be mandatorily adopted for the first time in the current fiscal year, did not produce significant impacts on its financial statements.

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The Company has provided the information for both the current and the comparative period in Note 2.4..

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrealized Losses

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of deductible temporary difference related to unrealized losses. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount. The Company applied amendments retrospectively. However, their application has no effect on the Company’s financial position and performance as the Company has no deductible temporary differences or assets that are in the scope of the amendments.

Annual Improvements Cycle - 2014-2016

Amendments to IFRS 12 Disclosure of Interests in Other Entities: Clarification of the scope of disclosure requirements in IFRS 12

The amendments clarify that the disclosure requirements in IFRS 12, other than those in paragraphs B10–B16, apply to an entity’s interest in a subsidiary, a joint venture or an associate (or a portion of its interest in a joint venture or an associate) that is classified (or included in a disposal group that is classified) as held for sale. This amendment has no impact as the Company does not have any investment classified as held for sale.

Standards issued but not yet in force as of June 30, 2018

The Company decided not to the early adopt any standard, interpretation or alteration that has been issued but has not become effective yet. Since the Company’s fiscal year begins on July 1, the standards to be mandatorily applied as from January 1, 2018 will be adopted by the Company in the fiscal year beginning July 1, 2018.The nature and effectiveness of each of the new standards and alterations are described below:

a)	IFRS 9 – Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 – Financial Instruments, which replaces IAS 39 – Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 combines the three aspects of the project for accounting for financial instruments: classification and measurement, asset impairment and hedge accounting. The standard is applicable for fiscal years beginning on January 1, 2018.

Starting July 1, 2018, the Company will apply IFRS 9 – Financial Instruments as the basis for recognition, classification and measurement of financial instruments.

The main aspects of the new standard applicable to the Company are described below:

i.	Classification and measurement of financial assets

IFRS 9 contains a new approach for the classification and measurement of financial assets that reflect the business model under which assets and their cash flow characteristics are managed. It contains three main categories to classify financial instruments: measured at amortized cost, at fair value through other comprehensive income, and at fair value through profit or loss. The standard eliminates the categories existing in IAS 39 of financial instruments held to maturity, loans and receivables and financial instruments available for sale. This change of nomenclature does not alter how financial instruments are subsequently measured; it only impacts the disclosure of financial instruments by category in the financial statements, as shown below:

	6/30/2018	Category
Financial Instruments	Consolidated	IAS 39	IFRS 9
Trade accounts receivable	57,185	Loans and receivables	Amortized cost
Transactions with Related Parties	1,660	Loans and receivables	Amortized cost
Trade accounts payable	48,518	Financial liabilities at amortized cost	Amortized cost
Loans and financing	255,805	Financial liabilities at amortized cost	Amortized cost

ii.	Impairment

The new standard replaced the “incurred losses” model of IAS 39 for a prospective model of “expected credit losses.” This will require significant judgment on how changes in economic factors affect expected credit losses. Such provisions will be measured in credit losses expected for 12 months and credit losses expected for the lifetime of the asset, that is, credit losses that result from all possible default events throughout the expected life of a financial instrument.

The Company selected to apply the simplified approach of IFRS 9 – Financial Instruments to measure the credit losses expected throughout the expected life of the financial instrument.

During the year, the Company carried out a detailed evaluation of the impact of IFRS 9 aspects. The conclusion of the evaluation is that there is no relevant impact on the adoption of IFRS 9 on impairment of financial asstes due to the fact that the Company already analysis each client individualy for expected losses and the level of overdue receivables is not relevant.

b)	IFRS 15 – Revenue from Contracts with Customers

IFRS 15 was issued in May 2014, amended in April 2016 and establishes a five-step model to account for revenues from agreements with clients. According to IFRS 15, revenue is recognized for a value that reflects the consideration to which an entity expects to be entitled in exchange for the transfer or goods or services to a client. The new standard on revenue will replace all current requirements for recognition of revenue in accordance with IFRS.

Starting from July 1, 2018, the Company will adopt the IFRS 15 – Revenue from Contracts with Customers.

The complete retrospective application or modified retrospective application of the standard will be required for annual periods starting from January 1, 2018.The Company plans to adopt the new standard on the required date based on the modified retrospective method.

The new standard provides the principles to be applied by an entity to determine the measurement of revenue and how and when it must be recognized, based on five steps: i) identification of the agreements with clients; ii) identification of the performance obligations envisaged in the agreements; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations envisaged in the agreements; and v) recognition of revenue when the performance obligation is fulfilled.

The changes establish the criteria for measurement and registration of sales, as they were effectively made with due presentation, as well as registration of the values to which the Company is entitled in the operation, considering any estimates of impairment loss.

In preparing to adopt IFRS 15, the Company considered the following:

(a)	Sales of agricultural products

For contracts with customers in which the sale of agricultural prodcuts is generally expected to be the only performance obligation, adoption of IFRS 15 is not expected to have any impact on the Company’s revenue and profit or loss.

The Company expects the revenue recognition to occur at a point in time when control of the agricultural products is transferred to the customer, generally on delivery.

(b)	Sales of farms

For sales of land, revenue is recognized when risks and benefits of ownership of the land is transferred to the customer. This is considered to be the only performance obligation and therefore, according to IFRS 15, revenue is recognized at a point in time, generally when possession of the land is granted to the customer.

(c)	Presentation and disclosure requirements

The presentation and disclosure requirements in IFRS 15 are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and increases the volume of disclosures required in the Company’s financial statements. As required by IFRS 15, the Company will disaggregate revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. It will also disclose information about the relationship between the disclosure of disaggregated revenue and revenue information disclosed for each reportable segment.

The Company and its subsidiaries analyzed the new standard and identified no relevant impacts on their financial statements, except for a higher level of disclosures, considering the nature of their sale transactions, in which performance obligations are clear, transaction price definition and the transfer of control over assets is not complex (it is made to the extent the ownership and benefits are transferred to the beneficiaries based on defined market prices).

c)	IFRS 16 – Leases

IFRS 16 was issued in January 2016 and replaces IAS 17 – Leases, IFRIC 4 – Determining Whether an Arrangement Contains a Lease, SIC-15 – Operating leases – Incentives, and SIC-27 – Evaluating the Substance of Transactions in the Legal Form of a Lease. IFRS 16 establishes the principles for recognition, measurement, presentation and disclosure of leases and requires that lessees book all leases using a single model in the balance sheet, similar to the accounting of financial leases under IAS 17.

IFRS 16 will be applicable for annual periods beginning on January 1, 2019.Lessees may choose to adopt the standard using a complete retrospective application or a modified retrospective application. The temporary provisions of the standard allow certain exemptions.

The Company performed a preliminary analysis and concluded that the standard should produce impacts on its financial statements. The quantitative analysis of the potential effect of IFRS 16 on its financial statements will be made during the fiscal year ending on June 30, 2019, considering this standard will be adopted on July 01, 2019.

d)	IFRS 2 Classification and Measurement of Share-based Payment Transactions — Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after January 01, 2018, with early application permitted. The Company does not expect any impacts on its consolidated financial statements.

e)	Transfers of Investment Property — Amendments to IAS 40

The amendments clarify when an entity should transfer property, including property under construction or development into, or out of investment property. The amendments state that a change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. A mere change in management’s intentions for the use of a property does not provide evidence of a change in use. Entities should apply the amendments prospectively to changes in use that occur on or after the beginning of the annual reporting period in which the entity first applies the amendments. An entity should reassess the classification of property held at that date and, if applicable, reclassify property to reflect the conditions that exist at that date.

Retrospective application in accordance with IAS 8 is only permitted if it is possible without the use of hindsight. Effective for annual periods beginning on or after January 01, 2018. Early application of the amendments is permitted and must be disclosed. The Company will apply amendments when they become effective. However, since the current practice is in line with the clarifications issued, the Company does not expect any effect on its consolidated financial statements.

f)	IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the transaction date for each payment or receipt of advance consideration. Entities may apply the amendments on a fully retrospective basis.

Alternatively, an entity may apply the Interpretation prospectively to all assets, expenses and income in its scope that are initially recognized on or after:

(i)	The beginning of the reporting period in which the entity first applies the interpretation Or

(ii)	The beginning of a prior reporting period presented as comparative information in the financial statements of the reporting period in which the entity first applies the interpretation.

The Interpretation is effective for annual periods beginning on or after January 01, 2018. Early application of interpretation is permitted and must be disclosed. However, since the current practice is in line with the Interpretation, the Company does not expect any effect on its consolidated financial statements.

g)	IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

● Whether an entity considers uncertain tax treatments separately

● The assumptions an entity makes about the examination of tax treatments by taxation authorities

● How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

● How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 01, 2019, but certain transition reliefs are available. The Company will apply interpretation from its effective date. The Company is assessing the potential effect of the amendments on its consolidated financial statements.